Risk management - Reconciliation of model (reportable) ECL to total ECL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Unweighted ECL for all collective provisioned clients in upside scenario	€ 2,721
Unweighted ECL for all collective provisioned clients in baseline scenario	2,949
Unweighted ECL for all collective provisioned clients in down scenario	3,533
Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	6,049	€ 5,839
Total reportable collective provisions | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	2,975	2,856
ECL from individually assessed impairments | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	2,871	2,406
ECL from management adjustments | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	203	€ 577
Excluding all managment adjustments
Disclosure of financial assets [line items]
Total model ECL	€ 3,020